SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term and long-term debt	SHORT-TERM AND LONG-TERM DEBT
Short and long-term debt for the company as of December 31, 2023 and 2022, is detailed in the table below:

(in thousands of $)	2023	2022
U.S. dollar denominated floating rate debt
$629 Million Facility	—	467,865
Flex Amber Sale and Leaseback	—	139,022
$320 Million Sale and Leaseback	287,275	305,974
$125 million term tranche under the $375 Million Facility	97,354	119,475
Flex Enterprise $150 Million Facility	137,718	147,542
Flex Resolute $150 Million Facility	142,106	150,000
$330 Million Sale and Leaseback	313,000	—
$140 million term tranche under the $290 Million Facility	129,104	—
Flex Rainbow $180 Million Sale and Leaseback	174,066	—
Total U.S. dollar floating rate debt	1,280,623	1,329,878

U.S. dollar denominated fixed rate debt
Flex Volunteer Sale and Leaseback	145,881	152,801
Total U.S. dollar denominated fixed rate debt	145,881	152,801

U.S. dollar denominated revolving credit facilities
$250 million revolving tranche under the $375 Million Facility	250,000	250,000
$150 million revolving tranche under the $290 Million Facility	150,000	—
Total U.S. dollar denominated revolving credit facilities	400,000	250,000

Total debt	1,826,504	1,732,679
Less
Current portion of debt	(106,135)	(99,706)
Long-term portion of debt issuance costs	(12,096)	(13,749)
Long-term debt	1,708,273	1,619,224
Capital commitments relating to our long-term debt obligations as of December 31, 2023 are detailed in the table below:

(in thousands of $)
2024	106,135
2025	106,815
2026	107,545
2027	108,306
2028	448,534
Thereafter	949,169
Total	1,826,504
$629 Million Facility
In January 2023 and February 2023, upon closing of the $330 Million Sale and Leaseback, as defined and further described below, the full amount outstanding under the Flex Artemis and Flex Aurora tranches of the $629 Million Facility were prepaid.
In March 2023, upon closing of the $290 Million Facility, as defined and further described, the full amount outstanding under the Flex Vigilant and Flex Freedom tranches of the $629 Million Facility were prepaid.
Flex Amber Sale and Leaseback
In January 2023, the Company exercised its option to repurchase the vessel Flex Amber and paid the full amount outstanding under the facility of $136.9 million. The vessel was subsequently refinanced under the $330 Million Sale and Leaseback, as further described below.
$375 Million Facility
In February 2023, we completed an asset swap under the $375 Million Facility, which replaced Flex Rainbow with Flex Aurora.
$330 Million Sale and Leaseback
In January 2023, the Company signed sale and leaseback agreements with an Asian-based lease provider for Flex Amber and Flex Artemis to re-finance their existing facilities. Under the terms of the agreements, the vessels were sold for a gross consideration, equivalent to the market value of each vessel at the time, and net consideration of $170.0 million for the Flex Amber and $160.0 million for the Flex Artemis, adjusted for an advance hire per vessel. The agreements have a lease period of 10 years and the Company has the option to extend for an additional two years. The bareboat rate payable under the leases have a fixed element, treated as principal repayment, and a variable element based on term SOFR plus a margin of 215 basis points per annum calculated on the outstanding under the lease. The agreements include fixed price purchase options, whereby we have options to re-purchase the vessels at or after the third anniversary of the agreement, and on each anniversary thereafter, until the end of the lease period. In February 2023, the transactions were completed and in connection with this, the Company prepaid the full amount outstanding under the Flex Artemis tranches of $629 Million Facility and the Flex Amber Sale and Leaseback.

$290 Million Facility
In March 2023, the Company completed a $290 million term and revolving credit facility for the vessels Flex Freedom and Flex Vigilant to re-finance their remaining tranches of the $629 Million Facility. The facility has an interest of SOFR plus a margin of 185 basis points per annum. The facility is split into a term tranche of $140.0 million and a revolving tranche of $150.0 million. The facility has a duration of 6 years, with the revolving tranche being non-amortizing and the term tranche amortizing reflecting an overall age adjusted profile of 22 years. The facility includes various financial covenants, the most stringent of which are further described below.

Flex Rainbow Sale and Leaseback
In March 2023, the Company signed a sale and leaseback agreement with an Asian-based lease provider for the vessel, Flex Rainbow. Under the terms of the agreement, the vessel was sold for a consideration of $180.0 million, with a bareboat charter of 9.9 years. The bareboat rate payable under the lease has a fixed element considered a principal repayment and a variable element considered interest, which is calculated on term SOFR plus a margin. The Company has fixed price repurchase options to terminate the lease and repurchase the vessel in the first quarter of 2028, in the first quarter of 2030 and at the end of the charter in the first quarter of 2033. The facility includes various financial covenants, the most stringent of which are further described below.

Loan covenants
Certain of our financing agreements discussed above, have, amongst other things, the following financial and vessel covenants, as amended or waived, which are tested quarterly, the most stringent of which require us (on a consolidated basis) to maintain:
• a book equity ratio of minimum 0.20 to 1.0;

• a positive working capital;

• minimum liquidity, including undrawn credit lines with a remaining term of at least 6 months, being the higher of: (i) $25 million; and (ii) an amount equal to five percent of our total interest bearing financial indebtedness net of any cash and cash equivalents; and

•collateral maintenance test, ensuring that the aggregate value of the vessels making up the facility in question exceeds the aggregate value of the debt commitment outstanding.

As of December 31, 2023, all financial covenants have been met accordingly.